Related parties - Due from receivables from financial services (Detail) ₺ in Thousands	Dec. 31, 2025 TRY (₺)
Disclosure of transactions between related parties
Due from receivables from financial services	₺ 14,661
T.C. Posta ve Telgraf Teskilati Genel Mudurlugu
Disclosure of transactions between related parties
Due from receivables from financial services	14,472
Turkiye Sigorta A.S.
Disclosure of transactions between related parties
Due from receivables from financial services	₺ 189